Cash and cash equivalents (Details) - BRL (R$)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	R$ 291,194,000	R$ 207,449,000
Cash equivalents	132,072,000	64,158,000
Cash and cash equivalents	R$ 423,266,000	R$ 271,607,000	R$ 118,918,000	R$ 61,754,000
Percentage on interbank deposit certificate	105.00%